Revenue Recognition (Details Textual) - USD ($)	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Deferred Revenue Arrangement [Line Items]
Deferred Revenue		$ 487,000		$ 703,000
License Agreement [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	$ 470,000		$ 254,000
License Agreement [Member] | Bellco [Member]
Deferred Revenue Arrangement [Line Items]
Revenue recognized	17,000
Deferred Revenue	$ 2,606,000
Deferred Revenue, Description	Approximately $52,000 of revenue will be recognized in the remaining nine months of fiscal year 2015 and approximately $69,000 of revenue will be recognized in each of the years ended December 31, 2016 through 2021.